Operating Expenses (Tables)	9 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Summary of Operating Expenses

The following summarizes the depreciation, amortization, personnel costs, and impairment recognized in operating expenses during the three and nine months ended June 30, 2025 and 2024:

	Three months ended June 30,		Nine months ended June 30,
	2025	2024*	2025	2024*
Cost of sales	(7,427)	(6,375)	(20,861)	(16,342)
Selling and distribution expenses	(11,098)	(8,848)	(31,881)	(25,334)
General and administrative expenses	(2,460)	(2,504)	(7,464)	(9,307)
Total depreciation	(20,985)	(17,727)	(60,206)	(50,983)

Cost of sales	(86)	(158)	(194)	(481)
Selling and distribution expenses	(6,440)	(6,708)	(20,018)	(20,114)
General and administrative expenses	(685)	(216)	(1,183)	(615)
Total amortization	(7,211)	(7,082)	(21,395)	(21,210)

Cost of sales	(54,250)	(49,290)	(163,515)	(144,517)
Selling and distribution expenses	(29,464)	(24,982)	(85,457)	(71,528)
General and administrative expenses	(13,941)	(14,744)	(41,465)	(40,847)
Total personnel costs	(97,655)	(89,016)	(290,437)	(256,892)

Cost of sales	(54)	—	(54)	—
Selling and distribution expenses	—	—	(99)	—
Total impairment	(54)	—	(153)	—

*Figures for the three and nine months ended June 30, 2024 have been conformed to the current period presentation.